SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 653,365	$ 203,884	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	459,963	99,807	113,376	355,664	750,740
Gross profit	193,402	104,077	88,631	174,942	348,485
Operating expenses	6,093,304	342,202	775,846	262,281	186,500
Segment operating loss	(5,899,902)	(238,125)	(687,215)	(87,339)	161,985
Segment other income (expense)	(990)	(43,903)	(27,465)	(5,858)	12,283
Segment assets			367,927	353,920	181,415
Gross profit	193,402	104,077	$ 88,631	$ 174,942	$ 348,485
Segment assets	$ 16,099,098	$ 501,547